UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Western Asset Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

FORM N-Q

MARCH 31, 2018

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 88.7%
Angola - 0.2%
Republic of Angola, Senior Bonds	9.500%	11/12/25	1,720,000		$1,949,792	(a)

Argentina - 10.7%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	5,140,000		5,375,412	(a)
Provincia de Buenos Aires, Senior Bonds	4.000%	5/15/35	1,905,776		1,481,741	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	6,230,000		6,952,742	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	2,630,000		2,772,020	(a)
Provincia de Neuquen Argentina, Senior Notes	7.500%	4/27/25	5,400,000		5,371,704	(a)(c)
Republic of Argentina	0.000%	4/13/18	43,500,000	ARS	2,148,999
Republic of Argentina, Bonds	21.200%	9/19/18	140,000	ARS	6,937
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.935%	6/21/20	159,070,000	ARS	8,375,311	(d)
Republic of Argentina, Bonds	18.200%	10/3/21	3,040,000	ARS	151,824
Republic of Argentina, Senior Bonds (Argentina BADLAR Private Deposit Rate + 2.500%)	24.956%	3/11/19	120,380,000	ARS	6,080,065	(d)
Republic of Argentina, Senior Bonds	5.625%	1/26/22	3,160,000		3,213,720
Republic of Argentina, Senior Bonds	7.500%	4/22/26	8,890,000		9,507,855	(c)
Republic of Argentina, Senior Bonds	15.500%	10/17/26	157,160,000	ARS	7,720,905
Republic of Argentina, Senior Bonds	7.125%	7/6/36	4,490,000		4,332,850
Republic of Argentina, Senior Notes	5.875%	1/11/28	3,920,000		3,694,110
Republic of Argentina, Senior Notes	8.280%	12/31/33	12,590,301		13,849,331	(e)
Republic of Argentina, Senior Notes	6.875%	1/11/48	3,160,000		2,889,425
Republic of Argentina, Senior Notes	7.125%	6/28/2117	8,790,000		8,121,960	(a)
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	26,280,000		17,515,620	(c)

Total Argentina					109,562,531

Armenia - 0.4%
Republic of Armenia, Senior Notes	6.000%	9/30/20	3,850,000		3,995,530	(b)

Belarus - 0.5%
Republic of Belarus, Senior Notes	6.875%	2/28/23	5,300,000		5,627,582	(a)

Brazil - 4.4%
Federative Republic of Brazil, Notes	10.000%	1/1/21	3,007,000	BRL	955,607
Federative Republic of Brazil, Notes	10.000%	1/1/23	58,562,000	BRL	18,506,001
Federative Republic of Brazil, Notes	10.000%	1/1/25	39,700,000	BRL	12,446,872
Federative Republic of Brazil, Notes	10.000%	1/1/27	3,342,000	BRL	1,041,417
Federative Republic of Brazil, Senior Bonds	6.000%	4/7/26	3,000,000		3,306,000	(c)
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	8,380,000		8,352,765	(c)

Total Brazil					44,608,662

Cameroon - 0.1%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	1,200,000		1,381,674	(a)

Colombia - 4.3%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	6,250,000		6,307,813	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	16,567,000		21,288,595	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	2,080,000		2,402,400	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	13,279,000		13,856,636	(c)

Total Colombia					43,855,444

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Costa Rica - 1.0%
Republic of Costa Rica, Notes	7.000%	4/4/44	10,210,000	$10,575,007	(a)(c)

Croatia - 1.0%
Republic of Croatia, Senior Notes	6.625%	7/14/20	3,640,000	3,909,400	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	5,640,000	6,059,943	(b)

Total Croatia				9,969,343

Dominican Republic - 1.5%
Dominican Republic, Senior Notes	5.500%	1/27/25	8,210,000	8,465,167	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	6,300,000	6,811,875	(a)

Total Dominican Republic				15,277,042

Ecuador - 2.9%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	5,480,000	5,884,150	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	5,270,000	5,785,142	(b)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	4,210,000	4,621,527	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	4,870,000	4,851,737	(b)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	4,130,000	4,372,638	(b)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	4,270,000	4,520,863	(a)

Total Ecuador				30,036,057

Egypt - 2.0%
Arab Republic of Egypt, Senior Bonds	5.577%	2/21/23	4,990,000	5,071,477	(a)
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	5,430,000	5,628,814	(a)
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	2,740,000	2,840,322	(b)
Arab Republic of Egypt, Senior Notes	7.500%	1/31/27	800,000	867,734	(a)
Arab Republic of Egypt, Senior Notes	8.500%	1/31/47	5,100,000	5,698,332	(a)

Total Egypt				20,106,679

El Salvador - 0.7%
Republic of El Salvador, Notes	6.375%	1/18/27	7,260,000	7,178,325	(a)

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia, Senior Notes	6.625%	12/11/24	2,500,000	2,578,860	(b)

Gabon - 0.3%
Gabonese Republic, Bonds	6.375%	12/12/24	1,180,000	1,174,482	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	1,480,000	1,504,573	(a)

Total Gabon				2,679,055

Georgia - 0.2%
Republic of Georgia, Bonds	6.875%	4/12/21	2,360,000	2,555,007	(b)

Ghana - 1.6%
Republic of Ghana, Bonds	8.125%	1/18/26	1,620,000	1,741,673	(a)
Republic of Ghana, Bonds	10.750%	10/14/30	5,270,000	6,909,392	(a)
Republic of Ghana, Notes	7.875%	8/7/23	5,050,000	5,529,548	(b)
Republic of Ghana, Senior Notes	9.250%	9/15/22	1,580,000	1,804,243	(a)

Total Ghana				15,984,856

Guatemala - 0.6%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	2,100,000	2,084,187	(a)
Republic of Guatemala, Senior Notes	4.375%	6/5/27	4,000,000	3,900,000	(a)

Total Guatemala				5,984,187

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Honduras - 0.5%
Republic of Honduras, Senior Notes	7.500%	3/15/24	960,000		$1,062,557	(b)
Republic of Honduras, Senior Notes	6.250%	1/19/27	3,500,000		3,716,895	(a)

Total Honduras					4,779,452

Hungary - 1.4%
Republic of Hungary, Senior Notes	5.750%	11/22/23	12,608,000		13,951,382	(c)

Indonesia - 9.1%
Republic of Indonesia, Senior Bonds	7.000%	5/15/22	133,900,000,000	IDR	10,106,082
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	131,422,000,000	IDR	10,560,057
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	126,438,000,000	IDR	10,010,345
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	3,210,000		3,895,775	(b)(c)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,060,000		1,107,364	(a)(c)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	213,000		222,517	(b)(c)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	4,720,000		4,632,170	(a)(c)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	7,049,000		7,772,580	(a)(c)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	20,750,000		21,881,581	(a)(c)(e)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	2,520,000		2,657,426	(b)(c)
Republic of Indonesia, Senior Notes	4.750%	7/18/47	20,800,000		20,660,203	(a)(c)(e)

Total Indonesia					93,506,100

Ivory Coast - 1.0%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	2,646,000		2,551,056	(a)
Republic of Cote D’Ivoire, Senior Bonds	6.125%	6/15/33	4,940,000		4,709,490	(a)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	2,680,000		2,713,393	(a)

Total Ivory Coast					9,973,939

Jamaica - 0.6%
Government of Jamaica, Senior Notes	6.750%	4/28/28	3,390,000		3,775,612
Government of Jamaica, Senior Notes	8.000%	3/15/39	1,760,000		2,109,800

Total Jamaica					5,885,412

Jordan - 0.3%
Kingdom of Jordan, Senior Bonds	7.375%	10/10/47	320,000		324,243	(a)
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	440,000		443,522	(a)
Kingdom of Jordan, Senior Notes	5.750%	1/31/27	2,840,000		2,769,909	(a)

Total Jordan					3,537,674

Kazakhstan - 1.0%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	9,890,000		10,045,303	(b)

Kenya - 0.6%
Republic of Kenya, Senior Notes	6.875%	6/24/24	200,000		209,385	(a)
Republic of Kenya, Senior Notes	7.250%	2/28/28	5,300,000		5,551,220	(a)

Total Kenya					5,760,605

Lebanon - 1.3%
Lebanese Republic, Senior Notes	6.250%	11/4/24	13,370,000		12,924,913	(b)

Lithuania - 0.6%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	5,850,000		6,355,867	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 3.6%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,132,000		$1,280,575	(c)
United Mexican States, Senior Bonds	6.500%	6/9/22	199,640,000	MXN	10,707,095
United Mexican States, Senior Notes	4.000%	10/2/23	12,776,000		13,106,579	(c)
United Mexican States, Senior Notes	4.750%	3/8/44	4,208,000		4,102,800	(c)
United Mexican States, Senior Notes	4.600%	1/23/46	1,229,000		1,170,254	(c)
United Mexican States, Senior Notes	4.600%	2/10/48	6,950,000		6,602,500	(c)

Total Mexico					36,969,803

Nigeria - 2.3%
Republic of Nigeria	0.000%	1/31/19	4,405,600,000	NGN	10,869,456
Republic of Nigeria, Notes	7.875%	2/16/32	4,120,000		4,495,827	(a)
Republic of Nigeria, Senior Notes	6.500%	11/28/27	2,900,000		2,944,747	(a)
Republic of Nigeria, Senior Notes	7.875%	2/16/32	2,200,000		2,400,684	(b)
Republic of Nigeria, Senior Notes	7.625%	11/28/47	2,970,000		3,080,840	(a)

Total Nigeria					23,791,554

Oman - 0.8%
Oman Government International Bond, Senior Notes	5.375%	3/8/27	830,000		810,694	(a)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	7,900,000		7,721,144	(a)(e)

Total Oman					8,531,838

Panama - 0.1%
Republic of Panama, Senior Bonds	9.375%	4/1/29	910,000		1,330,875	(c)
Republic of Panama, Senior Bonds	6.700%	1/26/36	159,000		201,533

Total Panama					1,532,408

Paraguay - 0.4%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	3,500,000		3,657,500	(a)

Peru - 5.0%
Republic of Peru, Senior Bonds	7.350%	7/21/25	10,300,000		12,797,750	(c)
Republic of Peru, Senior Bonds	8.750%	11/21/33	19,998,000		29,977,002	(c)(e)
Republic of Peru, Senior Bonds	6.550%	3/14/37	6,189,000		7,952,865	(c)

Total Peru					50,727,617

Philippines - 0.4%
Republic of Philippines, Senior Bonds	3.950%	1/20/40	4,600,000		4,614,587	(c)

Poland - 2.7%
Republic of Poland, Senior Notes	5.125%	4/21/21	10,940,000		11,636,878	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	14,784,000		15,829,288	(c)(e)

Total Poland					27,466,166

Romania - 0.9%
Republic of Romania, Senior Notes	4.875%	1/22/24	7,370,000		7,779,087	(b)(c)
Republic of Romania, Senior Notes	4.875%	1/22/24	1,570,000		1,657,146	(a)(c)

Total Romania					9,436,233

Russia - 6.5%
Russian Federal Bond, Bonds	8.150%	2/3/27	289,580,000	RUB	5,487,778
Russian Federal Bond, Bonds	7.050%	1/19/28	83,026,000	RUB	1,461,214
Russian Federal Bond, Senior Bonds	7.000%	1/25/23	964,000,000	RUB	17,260,796
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	215,000		220,413	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - (continued)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	790,000		$1,317,344	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	25,534,574		28,917,905	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	7,400,000		7,962,807	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	3,400,000		3,786,750	(a)

Total Russia					66,415,007

Senegal - 1.8%
Republic of Senegal, Bonds	6.250%	7/30/24	2,170,000		2,266,044	(b)
Republic of Senegal, Bonds	6.250%	5/23/33	8,100,000		8,002,800	(a)
Republic of Senegal, Senior Notes	4.750%	3/13/28	4,800,000	EUR	5,919,784	(a)
Republic of Senegal, Senior Notes	6.750%	3/13/48	2,650,000		2,602,830	(a)

Total Senegal					18,791,458

South Africa - 0.5%
Republic of South Africa, Senior Notes	4.875%	4/14/26	5,060,000		5,054,687	(c)

Sri Lanka - 2.0%
Republic of Sri Lanka, Senior Bonds	5.125%	4/11/19	2,000,000		2,025,384	(b)
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	2,280,000		2,349,631	(a)
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	7,660,000		7,956,373	(b)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	3,460,000		3,515,986	(b)
Republic of Sri Lanka, Senior Notes	6.200%	5/11/27	4,900,000		4,832,189	(a)

Total Sri Lanka					20,679,563

Turkey - 6.1%
Republic of Turkey, Bonds	7.400%	2/5/20	20,510,000	TRY	4,691,728
Republic of Turkey, Bonds	10.500%	8/11/27	31,130,000	TRY	7,114,775
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,700,000		1,761,625	(c)
Republic of Turkey, Senior Bonds	5.750%	3/22/24	450,000		462,060	(c)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	13,970,000		20,853,717	(e)
Republic of Turkey, Senior Notes	3.250%	3/23/23	850,000		790,090	(c)
Republic of Turkey, Senior Notes	6.000%	3/25/27	2,210,000		2,241,641	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	23,529,000		24,521,218	(c)(e)

Total Turkey					62,436,854

Ukraine - 1.9%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	11,470,000		12,040,690	(a)
Republic of Ukraine, Senior Notes	7.750%	9/1/21	6,000,000		6,295,140	(b)
Republic of Ukraine, Senior Notes	7.375%	9/25/32	1,600,000		1,546,000	(a)

Total Ukraine					19,881,830

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000		5,064,671	(a)(c)

Uruguay - 1.9%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	5,760,000		5,918,400	(c)
Republic of Uruguay, Senior Notes	9.875%	6/20/22	142,400,000	UYU	5,116,878	(a)
Republic of Uruguay, Senior Notes	9.875%	6/20/22	85,770,000	UYU	3,081,985	(b)
Republic of Uruguay, Senior Notes	4.375%	10/27/27	4,943,154		5,103,436	(c)

Total Uruguay					19,220,699

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Venezuela - 1.0%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	7,000,000	$2,104,900	*(b)(f)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	4,205,000	1,373,773	*(f)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	22,130,000	6,694,325	*(b)(f)

Total Venezuela				10,172,998

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	1,690,000	1,788,404	(b)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	8,700,000	8,892,409	(a)

Total Vietnam				10,680,813

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	2,900,000	3,064,624	(a)

TOTAL SOVEREIGN BONDS (Cost - $880,330,331)				908,817,190

CORPORATE BONDS & NOTES - 48.4%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.3%
Gohl Capital Ltd., Senior Bonds	4.250%	1/24/27	3,130,000	3,082,862	(b)

Media - 0.7%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	1,480,000	1,708,592	(c)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,750,000	2,924,089	(a)(c)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	2,250,000	2,297,871	(a)(c)

Total Media				6,930,552

TOTAL CONSUMER DISCRETIONARY				10,013,414

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	680,000	710,892	(b)

Food Products - 0.6%
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	2,790,000	2,848,590	(a)(c)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	3,700,000	3,737,000	(a)(c)

Total Food Products				6,585,590

TOTAL CONSUMER STAPLES				7,296,482

ENERGY - 22.7%
Oil, Gas & Consumable Fuels - 22.7%
Borets Finance DAC, Senior Notes	6.500%	4/7/22	2,000,000	2,092,970	(a)
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	2,750,000	2,826,329	(b)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	1,618,848	1,654,678	(b)(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	2,550,000	2,700,450	(c)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,228,225	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	7,086,252	(c)
Frontera Energy Corp., Senior Secured Notes (10.000% Cash or 14.000% PIK)	10.000%	11/2/21	3,100,000	3,456,500	(c)(g)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,877,000	1,905,155	(a)(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	15,200,000	16,384,202	(a)(e)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	5,160,000	5,169,747	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,970,000	4,902,040	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	5,900,000	5,680,396	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	3,524,000		$3,882,472	(b)
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	2,704,000		2,705,352	(a)
LUKOIL International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000		3,554,477	(a)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	720,000		740,475	(b)
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	14,045,000		14,346,967	(c)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	16,220,000		16,990,450	(c)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	1,000,000		1,140,375	(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000		6,078,800	(c)
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	1,340,000		1,174,175	(c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,800,000		1,710,000	(c)
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	8,145,000		2,260,238	*(b)(f)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000		5,446,325	*(b)(f)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	10,800,000		10,552,680	(a)(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	19,060,000		19,763,886	(c)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	13,220,000		13,778,545	(c)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	1,400,000		1,348,900	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000		2,820,942	(c)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,362,000		3,276,269	(c)
Petron Corp., Subordinated Bonds (7.5000% to 8/6/18 then 5 year Treasury Constant Maturity Rate + 9.101%)	7.500%	8/6/18	3,200,000		3,248,640	(b)(d)(h)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	10,270,000		10,596,196	(a)(c)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,388,000		1,432,086	(b)(c)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	6,760,000		7,061,692	(a)(c)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	2,540,000		2,626,698	(a)(c)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	3,250,000		3,283,290	(a)(c)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	6,218,000		6,522,617	(b)(c)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	6,610,000		6,791,225	(a)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	3,570,000		3,655,619	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	5,420,000		5,413,225	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000		1,078,650	(b)(c)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000		3,186,013	(a)(c)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	4,700,000		5,144,620	(a)(c)
YPF Sociedad Anonima, Senior Notes	16.500%	5/9/22	78,563,600	ARS	3,690,175	(a)

TOTAL ENERGY					232,389,018

FINANCIALS - 8.0%
Banks - 6.9%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,600,000		2,665,780	(a)(c)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,110,000		1,132,997	(a)(c)
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000		6,305,625	(a)(c)(d)(h)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	5,090,000		5,277,694	(a)(c)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000		1,031,450	(a)(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,500,000	$1,447,500	(a)(c)(d)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	2,340,000	2,323,318	(a)(c)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	2,770,000	2,819,918	(a)(c)
Export Credit Bank of Turkey, Senior Notes	5.375%	10/24/23	5,300,000	5,231,863	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,890,000	1,935,648	(c)
HSBC Holdings PLC, Subordinated Bonds (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,600,000	1,638,000	(d)(h)
HSBC Holdings PLC, Subordinated Bonds (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,900,000	1,940,375	(d)(h)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	7,200,000	7,065,000	(a)(c)(d)(h)
Russian Agricultural Bank, Notes	8.500%	10/16/23	13,800,000	15,490,500	(b)
Russian Agricultural Bank, Notes	8.500%	10/16/23	2,970,000	3,333,825	(b)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	1,260,000	1,223,475	(a)(c)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	4,015,000	3,951,041	(a)(c)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	6,400,000	6,284,890	(a)(c)

Total Banks				71,098,899

Diversified Financial Services - 1.1%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	5,760,000	5,817,600	(a)(c)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	2,880,000	2,732,400	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,000,000	983,450	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000	1,925,550	(a)(c)

Total Diversified Financial Services				11,459,000

TOTAL FINANCIALS				82,557,899

INDUSTRIALS - 1.9%
Industrial Conglomerates - 0.6%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	1,046,250	(a)(c)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	5,220,000	5,358,121	(a)(c)

Total Industrial Conglomerates				6,404,371

Road & Rail - 0.3%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,649,600	(a)(c)

Transportation Infrastructure - 1.0%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	6.750%	3/30/29	1,600,000	1,738,000	(a)
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	2,120,000	2,154,611	(a)(c)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	6,300,000	6,189,750	(a)(c)

Total Transportation Infrastructure				10,082,361

TOTAL INDUSTRIALS				19,136,332

MATERIALS - 7.3%
Chemicals - 3.5%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	5,878,000	5,933,841	(a)(c)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	245,500	(b)(c)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	2,700,000	2,631,555	(a)(c)
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	492,000	475,911	(b)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,293,010	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	2,101,000	$2,168,022	(a)(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	4,891,800	(a)(c)
OCP SA, Senior Notes	5.625%	4/25/24	4,900,000	5,182,573	(a)(c)
OCP SA, Senior Notes	4.500%	10/22/25	5,590,000	5,520,265	(a)(c)
Phosagro OAO via Phosagro Bond Funding DAC, Senior Notes	3.950%	11/3/21	5,600,000	5,553,800	(a)
PT Chandra Asri Petrochemical Tbk, Senior Bonds	4.950%	11/8/24	2,160,000	2,022,650	(a)(c)

Total Chemicals				35,918,927

Construction Materials - 0.6%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	2,200,000	2,211,000	(a)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	750,000	753,750	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	2,920,000	3,044,684	(a)(c)

Total Construction Materials				6,009,434

Containers & Packaging - 0.6%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	5,450,000	5,736,670	(a)(c)

Metals & Mining - 2.0%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	7,700,000	7,498,183	(a)(c)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	402,597	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	8,490,000	10,515,193	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,110,000	1,164,542	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	737,000	758,005

Total Metals & Mining				20,338,520

Paper & Forest Products - 0.6%
Inversiones CMPC SA, Notes	4.375%	5/15/23	2,070,000	2,118,950	(a)(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	2,350,000	2,418,847	(a)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	1,900,000	1,935,625	(a)(c)

Total Paper & Forest Products				6,473,422

TOTAL MATERIALS				74,476,973

REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	2,460,000	2,626,854	(b)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	2,200,000	2,271,322	(b)(c)
Yuzhou Properties Co., Ltd., Senior Notes	6.000%	10/25/23	2,000,000	1,875,144	(b)

TOTAL REAL ESTATE				6,773,320

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.3%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	2,710,000	2,793,129	(a)(c)

Wireless Telecommunication Services - 1.9%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,650,000	2,540,688	(a)(c)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	11,950,000	12,499,819	(b)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	3,900,000	4,079,439	(a)(c)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	483,694	(a)(c)

Total Wireless Telecommunication Services				19,603,640

TOTAL TELECOMMUNICATION SERVICES				22,396,769

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 3.9%
Electric Utilities - 3.0%
Cerro del Aguila SA, Senior Notes		4.125%	8/16/27	2,350,000		$2,250,125	(a)(c)
Comision Federal de Electricidad, Senior Notes		4.875%	1/15/24	2,340,000		2,413,125	(a)(c)
Genneia SA, Senior Notes		8.750%	1/20/22	1,450,000		1,565,478	(a)(c)
Pampa Energia SA, Senior Notes		7.500%	1/24/27	4,950,000		5,129,438	(a)(c)
PT Perusahaan Listrik Negara, Senior Notes		5.500%	11/22/21	6,350,000		6,734,175	(b)(c)
PT Perusahaan Listrik Negara, Senior Notes		4.125%	5/15/27	5,300,000		5,112,344	(a)(c)
PT Perusahaan Listrik Negara, Senior Notes		5.250%	10/24/42	7,790,000		7,653,675	(b)(c)

Total Electric Utilities						30,858,360

Independent Power and Renewable Electricity Producers - 0.6%
Enel Generacion Chile SA, Senior Notes		4.250%	4/15/24	500,000		508,199	(c)
Minejesa Capital BV, Senior Secured Bonds		5.625%	8/10/37	3,100,000		3,059,842	(a)(c)
Three Gorges Finance Ltd., Senior Notes		3.700%	6/10/25	2,890,000		2,879,328	(a)(c)

Total Independent Power and Renewable Electricity Producers						6,447,369

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes		7.625%	7/29/19	2,590,000		2,751,875	(a)(c)

TOTAL UTILITIES						40,057,604

TOTAL CORPORATE BONDS & NOTES (Cost - $486,256,321)						495,097,811

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
OTC PURCHASED OPTIONS - 0.0%
U.S. Dollar/Euro, Put @ $1.20	JPMorgan Chase & Co.	5/3/18	17,100,000	17,100,000		23,650
U.S. Dollar/Mexican Peso, Call @ 18.50MXN	Goldman Sachs Group Inc.	4/23/18	10,650,000	10,650,000		182,711

TOTAL PURCHASED OPTIONS (Cost - $176,266)						206,361

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,366,762,918)						1,404,121,362

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.8%
Sovereign Bonds - 1.1%
Egypt - 1.1%
Arab Republic of Egypt Treasury Bills		19.004%	6/12/18	5,700,000	EGP	314,223	(i)
Arab Republic of Egypt Treasury Bills		17.070%	10/2/18	201,500,000	EGP	10,520,197	(i)
Arab Republic of Egypt Treasury Bills		17.271%	11/13/18	11,300,000	EGP	582,228	(i)

Total Sovereign Bonds (Cost - $11,428,749)						11,416,648

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	SHARES	VALUE
Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $6,674,268)	1.615%	6,674,268	$6,674,268

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,103,017)			18,090,916

TOTAL INVESTMENTS - 138.9% (Cost - $1,384,865,935)			1,422,212,278
Liabilities in Excess of Other Assets - (38.9)%			(397,933,681)

TOTAL NET ASSETS - 100.0%			$1,024,278,597

*	Non-income producing security.

†	Face amount/ notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	The coupon payment on these securities is currently in default as of March 31, 2018.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EGP	— Egyptian Pound
EUR	— Euro
GDP	— Gross Domestic Product
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso
NGN	— Nigerian Naira
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
TRY	— Turkish Lira
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SCHEDULE OF OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/Brazilian Real, Call	JPMorgan Chase & Co.	4/27/18	3.35	BRL	21,300,000	$21,300,000	$194,959
U.S. Dollar/Mexican Peso, Call	Goldman Sachs Group Inc.	4/23/18	20.00	MXN	10,650,000	10,650,000	1,928

TOTAL OTC WRITTEN OPTIONS (Premiums received - $344,269)							$196,887

Abbreviations used in this table:

BRL	— Brazilian Real
MXN	— Mexican Peso

At March 31, 2018, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Bank PLC	2.00%	3/23/18	TBD	**	$15,086,000	Corporate Bonds	$16,384,202
Barclays Bank PLC	2.10%	3/23/2018	TBD	**	9,898,388	Sovereign Bonds	12,337,934
Barclays Bank PLC	2.10%	3/23/18	TBD	**	37,597,500	Sovereign Bonds	39,830,448
Barclays Bank PLC	2.25%	3/23/2018	TBD	**	12,600,000	Sovereign Bonds	15,818,010
Barclays Bank PLC	2.25%	3/23/2018	TBD	**	5,836,250	Sovereign Bonds	6,841,520
Barclays Bank PLC	2.35%	3/23/2018	TBD	**	22,800,000	Sovereign Bonds	24,372,145
Barclays Bank PLC	2.75%	3/23/2018	TBD	**	19,061,250	Sovereign Bonds	23,969,910

					$122,879,388		$139,554,169

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,357	6/18	$162,858,760	$164,387,828	$(1,529,068)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SAR	78,665,000	USD	20,970,623	Bank of America N.A.	4/16/18	$6,920
USD	20,872,138	SAR	78,665,000	Bank of America N.A.	4/16/18	(105,405)
MYR	41,853,000	USD	10,750,835	Goldman Sachs Group Inc.	4/16/18	64,258
USD	10,828,719	MYR	41,853,000	Goldman Sachs Group Inc.	4/16/18	13,627
INR	690,788,000	USD	10,750,226	JPMorgan Chase & Co.	4/16/18	(175,092)
INR	1,349,769,029	USD	21,030,565	JPMorgan Chase & Co.	4/16/18	(367,225)
CAD	1,000,000	USD	771,185	Barclays Bank PLC	4/19/18	5,262
CAD	3,000,000	USD	2,340,981	Barclays Bank PLC	4/19/18	(11,640)
USD	5,929,258	EUR	4,800,000	Barclays Bank PLC	4/19/18	16,834
USD	10,611,680	PHP	552,656,280	JPMorgan Chase & Co.	5/15/18	41,872
USD	9,972,341	PHP	518,462,000	JPMorgan Chase & Co.	5/15/18	56,514
MYR	82,363,191	USD	21,064,755	Barclays Bank PLC	6/14/18	181,887
USD	21,357,150	MYR	83,933,598	Barclays Bank PLC	6/14/18	(294,598)
CZK	467,500,052	EUR	18,350,607	Bank of America N.A.	6/15/18	34,170
MYR	41,853,000	USD	10,825,918	Goldman Sachs Group Inc.	7/16/18	(36,687)
SAR	78,665,000	USD	20,977,333	Bank of America N.A.	8/15/18	185
USD	20,954,479	SAR	78,665,000	Bank of America N.A.	8/15/18	(23,040)
CNY	70,598,330	USD	10,402,760	Citibank N.A.	10/15/18	743,740
CNY	132,293,999	USD	20,548,928	Citibank N.A.	10/15/18	338,466
USD	21,474,249	CNY	137,725,098	Citibank N.A.	10/15/18	(270,640)
USD	20,938,862	SAR	78,665,000	Bank of America N.A.	2/14/19	(27,476)

Total						$191,932

Abbreviations used in this table:

CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
CZK	— Czech Republic Koruna
EUR	— Euro
INR	— Indian Rupee
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs Group Inc.	386,750,000	BRL	1/4/21	8.840%**	BRL-CDI**	—	$(3,145,720)
Goldman Sachs Group Inc.	283,800,000	BRL	1/2/23	BRL-CDI**	9.375% semi-annually	—	2,124,461

Total	670,550,000					—	$(1,021,259)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC (Republic of Korea, 7.125%, due 4/16/19)	$11,200,000	12/20/22	0.48%	1.000% quarterly	$(256,348)	$(146,204)	$(110,144)
Barclays Bank PLC (Saudi Government International Bond 2.375%, due 10/26/21)	21,000,000	12/20/22	0.77%	1.000% quarterly	(213,856)	27,719	(241,575)

Total	$32,200,000				$(470,204)	$(118,485)	$(351,719)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation used in this table:

BRL	— Brazilian Real

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$908,817,190	—	$908,817,190
Corporate Bonds & Notes	—	495,097,811	—	495,097,811
Purchased Options	—	206,361	—	206,361

Total Long-Term Investments	—	1,404,121,362	—	1,404,121,362

Short-Term Investments†:
Sovereign Bonds	—	11,416,648	—	11,416,648
Money Market Funds	$6,674,268	—	—	6,674,268

Total Short-Term Investments	6,674,268	11,416,648	—	18,090,916

Total Investments	$6,674,268	$1,415,538,010	—	$1,422,212,278

Other Financial Instruments:
Forward Foreign Currency Contracts	—	1,503,735	—	1,503,735
OTC Interest Rate Swaps‡	—	2,124,461	—	2,124,461

Total Other Financial Instruments	—	$3,628,196	—	$3,628,196

Total	$6,674,268	$1,419,166,206	—	$1,425,840,474

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$196,887	—	$196,887
Futures Contracts	$1,529,068	—	—	1,529,068
Forward Foreign Currency Contracts	—	1,311,803	—	1,311,803
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	470,204	—	470,204
OTC Interest Rate Swaps‡	—	3,145,720	—	3,145,720

Total	$1,529,068	$5,124,614	—	$6,653,682

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018